SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenue	$ 2,737,410	$ 1,850,551
COST OF REVENUE	(452,663)	(476,727)
Gross profit	2,284,747	1,373,824
Operating expenses	(799,612)	(1,072,044)
Income (Loss) from operation	1,485,135	301,780
Depreciation and amortization	7,402	10,810
Capital expenditure	0	3,500
Total assets	56,412,408	42,294,244
Total liabilities	1,510,274	1,183,539
Depreciation and amortization	7,402	10,810
Total assets	75,809,896		$ 43,633,731
Total liabilities	20,910,574		$ 1,675,343
Overseas Study Consulting [Member]
Revenue	329,678	26,033
COST OF REVENUE	(86,605)	(18,416)
Gross profit	243,073	7,617
Operating expenses	(96,301)	(15,081)
Income (Loss) from operation	146,772	(7,464)
Depreciation and amortization	891	152
Capital expenditure	0	49
Total assets	6,793,988	594,983
Total liabilities	181,889	16,650
Joint Education Programs [Member]
Revenue	2,147,608	1,420,418
COST OF REVENUE	(142,006)	(227,653)
Gross profit	2,005,602	1,192,765
Operating expenses	(627,327)	(822,863)
Income (Loss) from operation	1,378,275	369,902
Depreciation and amortization	5,807	8,298
Capital expenditure	0	2,686
Total assets	44,257,798	32,463,578
Total liabilities	1,184,870	908,443
Technological Consulting For Smart Campus Solutions [Member]
Revenue	166,641	338,003
COST OF REVENUE	(177,816)	(189,601)
Gross profit	(11,175)	148,402
Operating expenses	(48,677)	(195,809)
Income (Loss) from operation	(59,852)	(47,407)
Depreciation and amortization	451	1,974
Capital expenditure	0	640
Total assets	3,434,129	7,725,040
Total liabilities	91,939	216,173
Tailored Job Readiness Services [Member]
Revenue	93,483	66,097
COST OF REVENUE	(46,236)	(41,057)
Gross profit	47,247	25,040
Operating expenses	(27,307)	(38,291)
Income (Loss) from operation	19,940	(13,251)
Depreciation and amortization	253	386
Capital expenditure	0	125
Total assets	1,926,493	1,510,643
Total liabilities	$ 51,576	$ 42,273